Investments carried under the equity method (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2019	Dec. 31, 2018
Investments in associates [Abstract]
Investment under the equity method		$ 140,585	$ 53,419
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 3,149	8,773
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	[1]	$ 42,948	43,161
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 1,415	1,485
ABY Infraestructuras, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		19	0
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method		125	0
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method		0	0
Amherst Island Partnership [Member]
Investments in associates [Abstract]
Investment under the equity method	[2]	$ 77,745	0
Amherst Island Partnership [Member] | Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method	[3]	$ 15,184	0
Pemcorp SAPI de CV [Member] | Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Associate Companies [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 140,585	$ 53,419

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
[2]	Amherst Island Partnership, the holding company owing 100% of Windlectric Inc., the project entity, is accounted for under the equity method (Note 5).
[3]	Pemcorp SAPI de CV, Monterrey's project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated condensed interim financial statements (Note 5). Arroyo Netherlands II B.V. is 30% owned by Atlantica.